SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(2)	Summary of Significant Accounting Policies

Consolidation

The Company’s consolidated financial statements include the accounts of GBT, GBT’s wholly-owned subsidiaries and entities controlled by GBT. There are no entities that have been consolidated due to control through operating agreements, financing agreements or as the primary beneficiary of a variable interest entity. The Company reports the non-controlling ownership interests in subsidiaries that are held by third-party owners as equity attributable to non-controlling interests in subsidiaries on the consolidated balance sheets. The portion of income or loss attributable to third-party owners for the reporting periods is reported as net income (loss) attributable to non-controlling interests in subsidiaries on the consolidated statements of operations. The Company has eliminated intercompany transactions and balances in its consolidated financial statements.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures in the consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates. Significant estimates used by the Company include estimates related to supplier revenue, collectability of receivables, depreciable lives of property and equipment, valuation of equity issued as purchase consideration in business combination, acquisition purchase price allocations including valuation of acquired intangible assets and goodwill, equity-based compensation, measurement of operating lease right-of-use (“ROU”) assets, impairment of goodwill, other intangible assets, long-lived assets and investments in equity method investments, valuation allowances on deferred income tax assets and contingencies.

The COVID-19 pandemic has created and may continue to create significant uncertainty in macroeconomic conditions, which may cause further business disruptions and adversely impact the Company’s results of operations. As a result, many of the Company’s estimates and assumptions required increased judgment. As events continue to evolve and additional information becomes available, the Company’s estimates may change materially in future periods.

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents include cash on hand and at bank, and, bank deposits and other highly liquid investments with original maturities of 90 days or less. Restricted cash includes cash and cash equivalents that is restricted through legal contracts or regulations. It primarily includes collateral provided for bank guarantees for certain office leases and to certain travel suppliers. Restricted cash is aggregated with cash and cash equivalents in the consolidated statements of cash flows. The Company had $9 million of restricted cash as of both December 31, 2021 and 2020, which is included in other non-current assets in the consolidated balance sheets (see note 12 — Other Non-Current Assets).

Accounts Receivable

Accounts receivable primarily includes trade accounts receivable from corporate clients, travel suppliers and government for grants receivable, less allowances for doubtful accounts. The Company evaluates the collectability of accounts receivable based on a combination of factors. Due to the number of different countries in which the Company operates, its policy of determining when a reserve is required to be recorded considers the appropriate local facts and circumstances that apply to an account. Local review of accounts receivable is performed on a regular basis by considering factors such as historical experience, credit worthiness and the age of the accounts receivable balance. In circumstances where the Company is aware of a specific client’s inability to meet its financial obligations (e.g. bankruptcy filings, failure to pay amounts due to the Company, or other known client liquidity issues), the Company records a specific reserve for bad debts in order to reduce the receivable to the amount reasonably believed to be collectable. Account balances are written-off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Governments of multiple countries extended several programs to help businesses during the COVID-19 pandemic (see note 1 — Business Description and Basis of Presentation) through loans, wage subsidies, tax relief or deferrals and other financial aid. The Company has participated in several of these government programs. A substantial portion of these government support payments were to ensure that the Company continues to pay and maintain the employees on its payroll and does not make them redundant as the demand for travel services significantly reduced due to the Covid-19 pandemic. During the year ended December 31, 2021 and 2020, the Company recognized in its consolidated statements of operations government grants and other assistance benefits for salaries and wages (mainly furlough support payments) of $64 million and $101 million, respectively, as a reduction of expenses. As at December 31, 2021 and 2020, the Company had a receivable of $6 million and $25 million, respectively, in relation to such government grants, that is included in the accounts receivable balance in the consolidated balance sheets. These relate to payments that are expected to be received under the government programs where the Company has met the qualifying requirements and it is probable that payments will be received. The majority of this receivable is expected to be received in 2022.

Property and Equipment

Property and equipment are recorded at cost, net of accumulated depreciation and amortization.

The Company also capitalizes certain costs associated with the acquisition or development of internal- use software. The Company capitalizes costs incurred during the application development stage related to the development of internal use software. The Company expenses cost incurred related to the planning and post-implementation phases of development as incurred.

Depreciation is recognized once an asset is available for its intended use. Depreciation is computed using the straight-line method over the estimated useful lives of assets which are as follows:

Capitalized software for internal use	2.5 – 7 years
Computer equipment	3 – 5 years
Leasehold improvements	Shorter of 5 – 10 years or lease term
Furniture, fixtures and other equipment	Up to 7 years

Equity Method Investments

Investments in entities in which the Company exercises significant influence over the operating and financial policies of the investee are accounted for using the equity method of accounting. Generally, if the Company owns voting rights of between 20% and 50% of equity interest, it is presumed to exercise significant influence. The Company’s proportionate share of the net income (loss) of the equity method investments is included in the Company’s results of operations. When the Company share of losses of an equity method investment equals or exceeds its investment value plus advances made to equity method investment, the Company discontinues recognizing share of further losses. Additional losses are provided for and a liability is recognized, only to the extent the Company has legal or constructive obligations to fund further losses in the equity method investment. Dividends received from the equity method investees are recorded as reductions to the carrying value of the equity method investment.

The Company periodically reviews the carrying value of these investments to determine if there has been an other-than temporary decline in their carrying values. A variety of factors are considered when determining if a decline in the carrying value of equity method investment is other than temporary, including, among others, the financial condition and business prospects of the investee, as well as the Company’s investment intent. Based on the Company’s assessment, the Company recorded $2 million as impairment of equity method investments for the year ended December 31, 2021, which is included within share of (losses) earnings from equity method investments in the consolidated statements of operations. There were no impairments of equity method investments during the years ended December 31, 2020 and 2019.

Business Combinations and Goodwill

The Company accounts for business combinations using purchase method of accounting which requires assigning the fair value of the consideration transferred to acquire a business to the tangible assets and identifiable intangible assets acquired and liabilities assumed on the basis of their fair values at the date of acquisition. Goodwill represents the excess of the purchase consideration over the fair value of net tangible and identifiable assets acquired. The purchase price allocation process requires the Company to make significant assumptions and estimates in determining the purchase price, fair value of assets acquired and liabilities assumed at the acquisition date, especially with respect to acquired intangible assets. Fair value measurements may include the use of appraisals, market quotes for similar transactions, discounted cash flow techniques or other methodologies management believes to be relevant. Significant estimates in valuing certain intangible assets include but are not limited to future expected cash flows from customer and supplier relationships, and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Any changes to provisional amounts identified during the measurement period are recognized in the reporting period in which the adjustment amounts are determined.

The Company evaluates goodwill for impairment on December 31 each year, or more frequently, if impairment indicators exist. The Company performs either a qualitative or quantitative assessment of whether it is more likely than not that the reporting unit’s fair value is less than its carrying value. Fair values are determined using a combination of standard valuation techniques, including an income approach (discounted cash flows) and market approaches (e.g., earnings before interest, taxes, depreciation, and amortization (“EBITDA”) multiples of comparable publicly traded companies) and based on market participant assumptions.

For periods prior to January 1, 2020, when an impairment existed, it was recorded to the extent that the implied fair value of goodwill was less than the carrying value of goodwill. The Company adopted the new accounting standard update on goodwill impairment on January 1, 2020, under which a goodwill impairment loss is measured at the amount by which a reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of goodwill.

Based on the results of the annual impairment test, the Company concluded that there was no impairment of goodwill during the years ended December 31, 2021, 2020 and 2019 because quantitative tests indicated the reporting units’ fair value was in excess of their respective carrying values. The estimates and assumptions about future results of operations and cash flows made in connection with the impairment testing could differ from actual results of operations and cash flows, and if so, could cause the Company to conclude in the future that impairment indicators exist and that goodwill may become impaired.

Impairment of Other Intangible Assets and Long-Lived Assets

Finite-lived intangible assets are amortized on a straight-line basis and estimated to have useful lives as follows:

Trademarks / tradenames	5 – 10 years
Corporate client relationships	10 – 15 years
Supplier relationships	10 years
Travel partner network	10 years

Finite-lived intangible assets and long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of those assets or groups of assets, that generate cash flows largely independent of other assets or asset groups, may not be recoverable. If impairment indicators exist, the undiscounted future cash flows associated with the expected service potential of the asset or asset group and cash flows from their eventual disposition are compared to the carrying value of the asset or asset group. If the sum of the undiscounted expected cash flows is less than the carrying amount of the asset or asset group, an impairment loss is recognized in an amount by which the carrying value of the asset or asset group exceeds its fair value through a charge to the Company’s consolidated statements of operations. The estimated fair value of the asset group is determined using appropriate valuation methodologies which would typically include an estimate of discounted cash flows.

Leases

The Company determines whether an arrangement contains a lease at inception of a contract. Lease assets represent the Company’s right-of-use (“ROU”) of an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company’s accounting policy is to evaluate lessee agreements with a minimum term greater than one year for recording on the consolidated balance sheet.

Finance leases are generally those leases that allow the Company to either utilize the entire asset over its economic life or substantially pay for all of the fair value of the asset over the lease term. All other leases are categorized as operating leases. Lease ROU assets and lease liabilities are recognized based on the present value of the fixed lease payments over the lease term at the commencement date. As the interest rate implicit in the lease is generally not determinable in transactions where the Company is a lessee, the Company uses its incremental borrowing rate, based on the information available at the commencement date, in determining the present value of future payments and uses the implicit rate when readily available. The operating lease ROU assets include lease pre-payments and initial direct costs and are reduced for deferred rent and any lease incentives. Certain of the Company’s lease agreements contain renewal options, early termination options and/or payment escalations based on fixed annual increases, local consumer price index changes or market rental reviews. The lease term may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

The Company’s lease agreements may include both lease and non-lease components. For leases of information technology equipment used in its data centers, the Company accounts for the lease and non- lease components on a combined basis. For leases of all other assets, lease and non-lease components are accounted for separately.

Operating leases are included in operating lease ROU assets and current and long-term portion of operating lease liabilities on the Company’s consolidated balance sheets. Operating lease expense is recognized on a straight-line basis over the lease term. Finance leases are included in property and equipment, net, accrued expenses and other current liabilities and other long-term liabilities on the Company’s consolidated balance sheets.

Income Taxes

The Company accounts for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carryforwards. All deferred income taxes are classified as long-term on the Company’s consolidated balance sheets.

Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that apply to taxable income in effect for the years in which those tax assets or liabilities are expected to be realized or settled. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized. In order for the Company to realize the deferred tax assets, it must be able to generate sufficient taxable income in those jurisdictions where the deferred tax assets are located. A change in the Company’s estimate of future taxable income may change the Company’s conclusion on its ability to realize all or a part of its net deferred tax assets, requiring an adjustment to the valuation allowance charged to the provision for income taxes in the period in which such a determination is made.

The Company recognizes deferred taxes on undistributed earnings of foreign subsidiaries because it does not plan to indefinitely reinvest such earnings.

A two-step approach is applied in the recognition and measurement of uncertain tax positions taken or expected to be taken in a tax return. The first step is to determine if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company recognizes interest and penalties related to unrecognized tax benefits within the benefit from/ provision for income taxes in its consolidated statements of operations.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation approaches. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market rates obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s estimates about the assumptions market participants would use in the pricing of the asset or liability based on the best information available. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 — Valuations based on quoted prices in active markets for similar assets or liabilities, quoted prices in non-active markets or for which all significant inputs, other than quoted prices, are observable either directly or indirectly, or for which unobservable inputs are corroborated by market data.

Level 3 — Valuations based on inputs that are unobservable and significant to overall fair value measurement.

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss), net of taxes, consists of (i) foreign currency translation adjustments, (ii) unrealized actuarial gains and losses on defined benefit plans and unamortized prior service cost and (iii) unrealized gains and losses on certain historical net investment hedges.

Certain Risks and Concentrations

Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents and accounts receivable.

The Company maintains cash and cash equivalents balances with financial institutions that are in excess of Federal Deposit Insurance Corporation (or equivalent) insurance limits. The Company’s cash and cash equivalents are primarily composed of current account balances in banks, are mainly non-interest bearing and are primarily denominated in U.S. dollar, British pound sterling and Euro currencies. As of December 31, 2021, over 60% of our cash balance is with a single bank.

Concentrations of credit risk associated with accounts receivable are considered minimal due to the Company’s diverse customer base spread across different countries.

Revenue Recognition

The Company generates revenue in two primary ways:

1)	Travel Revenues which include fees received from corporate clients and travel suppliers relating to servicing a travel transaction, which can be air, hotel, car rental, rail or other travel-related bookings or reservations, cancellations, exchanges or refunds and
2)	Products and Professional Services Revenues which include revenues received from corporate clients, travel suppliers and Network Partners for using the Company’s platform, products and value-added services.

Revenue is recognized when control of the promised services in an arrangement is transferred to the customers in an amount that reflects the expected consideration in exchange for those services. The Company’s customers are its (i) corporate clients to whom the Company provides travel processing, consultancy and management services and (ii) travel suppliers including providers of Global Distribution Systems (“GDS”).

The Company has determined a net presentation of revenue (that is, the amount billed to a corporate client less the amount paid to a travel supplier) is appropriate for the majority of the Company’s transactions as the travel supplier is primarily responsible for providing the underlying travel services and the Company does not control the service provided to the traveler/corporate clients. The Company excludes all taxes assessed by a government authority, if any, from the measurement of transaction prices that are imposed on its travel related services or collected by the Company from customers (which are therefore excluded from revenue).

Travel Revenue

Client Fees

Transaction Fees and Other Revenues: The Company enters into contracts with corporate clients to provide travel-related services each period over the contract term. The Company’s obligation to the client is to stand ready to provide service over the contractual term. The performance obligations under these contracts are typically satisfied over time as the clients benefit from these services as they are performed. The Company receives nonrefundable transaction fees from corporate clients each time a travel transaction is processed. Transaction fee revenue, which is unit-priced under the service contract, is generally allocated to and recognized in the period the transaction is processed. The Company also receives revenue from the provision of other transactional services to clients such as revenue generated from the provision of servicing after business close or during travel disruption. Such other transactional travel revenue is also generally allocated to and recognized in the period when the travel transaction is processed.

Consideration Payable to Clients and Client Incentives: As part of the arrangements with corporate clients, the Company may be contractually obligated to share with them the commissions collected from travel suppliers that are directly attributable to the Company’s business with the corporate clients. Additionally, in certain contractual agreements with its clients, the Company promises consideration to them in the form of credits or upfront payments. The Company capitalizes such consideration payments to its clients and recognizes it ratably over the period of contract, as a reduction of revenue, as the revenue is recognized, unless the payment is in exchange for a distinct good or service that the corporate clients transfer to the Company. The capitalized upfront payments are reviewed for recoverability and impairment based on future forecasted revenues and are included within other non-current assets, net of any related liability, on the Company’s consolidated balance sheets.

Supplier Fees

Base Commissions and Incentives: Certain of the Company’s travel suppliers (e.g., airlines, hotels, car rental companies, and rail carriers) pay commissions and/or fees on tickets issued, sales and other services provided by the Company based on contractual agreements to promote or distribute the travel supplier content. Commissions and fees from travel suppliers are generally recognized (i) at the time a ticket is purchased for air travel reservations as the Company’s performance obligation to the supplier is satisfied at the time of ticketing and as the Company does not typically provide significant post booking services to the traveler / corporate client and/or (ii) upon fulfillment of the reservation for hotels and car rentals as the performance obligation to the hotel and car rental companies is not satisfied until the customer has checked-in to the hotel property and/or picked-up the rental car.

Override Revenues: The Company receives incentives from air travel suppliers for incremental bookings above minimum targeted thresholds established under the contract. The Company estimates such incentive revenues using internal and external data detailing completed and estimated completed airline travel and the price thresholds applicable to the volume for the period, as the consideration is variable and determined by meeting volume targets. The Company allocates the variable consideration to the bookings during the incentive period, which is generally determined by the airlines to be a single fiscal quarter, and recognizes that amount as the related performance obligations are satisfied, to the extent that it is probable that a subsequent change in the estimate would not result in a significant revenue reversal.

GDS Revenues: In certain transactions, the GDS provider receives commission revenues from travel suppliers in exchange for distributing its content and distributes a portion of these commissions to the Company as an incentive for the Company to utilize its platform. Therefore, the Company views payments from the providers of the GDS as commissions from travel suppliers and recognize these commissions in revenue as travel bookings are made through the GDS platform.

Products and Professional Services Revenues

Management Fees: The Company receives management fees from corporate clients for travel management services. The Company’s obligation to the client is to stand ready to provide service over the contractual term. The performance obligation under these contracts are typically satisfied over time as the clients benefit from these services as they are performed. Management fees are recognized ratably over the contract term as the performance obligation is satisfied on a stand-ready basis over the contract period.

Product Revenues: Revenue from provision of travel management tools to corporate clients to manage their travel programs are recognized ratably over the contract term as the performance obligation is satisfied over the contract period over which the travel-related products are made available to the clients.

Consulting and Meeting and Events Revenues: The Company receives fees from consulting and meetings and events planning services that are recognized over the contract term as the promised services are delivered by the Company’s personnel.

Other Revenues: Fees from Network Partners are recognized in proportion to sales as sales occur over the contract term, as the performance obligation is satisfied.

Cost of revenue

Cost of revenue primarily consists of (i) salaries and benefits of the Company’s travel counsellors, meetings and events teams and their supporting functions and (ii) the cost of outsourcing resources in transaction processing and the processing costs of online booking tools.

Sales and marketing

Sales and marketing primarily consists of (i) salaries and benefits of the Company’s employees in its sales and marketing function and (ii) the expenses for acquiring and maintaining customer partnerships including account management, sales, marketing, and consulting alongside the functions that support these efforts.

Technology and content

Technology and content primarily consists of (i) salaries and benefits of employees engaged in the Company’s product and content development, back-end applications, support infrastructure and maintenance of the security of the Company’s networks and (ii) other costs associated with licensing of software and information technology maintenance expense.

General and Administrative

General and administrative expenses consists of (i) salaries and benefits of the Company’s employees in finance, legal, human resources and administrative support including expenses associated with the executive non-cash equity plan and long-term incentive plans, (ii) integration expenses related to acquisitions and mergers and acquisitions costs primarily related to due diligence, legal expenses and related professional services fees and (iii) fees and costs related to accounting, tax and other professional services, legal related costs, and other miscellaneous expenses.

Restructuring charges

Restructuring and other charges consist primarily of costs associated with (i) employee termination benefits and (ii) lease exit and related costs. One-time involuntary employee termination benefits are recognized as a liability at estimated fair value when the plan of termination has been communicated to employees and certain other criteria have been met. With respect to employee terminations under ongoing benefit arrangements, a liability for termination benefits is recognized at estimated fair value when it is probable that amounts will be paid to employees and such amounts are reasonably estimable. When the Company ceases using a facility but does not intend to or is unable to terminate the operating lease or intends or is able to sublease, the Company records a liability for the remaining payments of non-lease components. Costs associated with exit or disposal activities, including impairment of operating lease ROU assets are presented as restructuring charges in the consolidated statement of operations (see note 14 — Restructuring Charges).

Advertising Expense

Advertising costs are expensed in the period incurred and include online marketing costs, such as search and banner advertising, and offline marketing, such as television, media and print advertising. Advertising expense, included in general and administrative expenses on the consolidated statements of operations, was approximately $2 million, $3 million and $8 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Equity-based Compensation

The Company has an equity-based compensation plan that provides for grants of stock options to employees and non-employee directors of the Company who perform services for the Company. The awards are equity-classified and the compensation is expensed, net of actual forfeitures, on a straight line basis over the requisite service period based upon the fair value of the award on the date of grant and vesting conditions.

Pension and Other Post-retirement Benefits

The Company sponsors defined contribution savings plans under which the Company matches the contributions of participating employees on the basis specified by the plan. The Company’s costs for contributions to these plans are recognized as a component of salaries and benefits, in the Company’s consolidated statements of operations as such costs are incurred. The Company also sponsors both non- contributory and contributory defined benefit pension plans whereby benefits are based on an employee’s years of credited service and a percentage of final average compensation, or as otherwise described by the plan. The Company recognizes the funded status of its defined benefit plans within other non- current liabilities on its consolidated balance sheets. The funded status is the difference between the fair value of plan assets and the benefit obligation as of the balance sheet date. The measurement date used to determine benefit obligations and the fair value of plan assets for all plans is December 31 of each year.

Defined benefit plan expenses are recognized in the Company’s consolidated statements of operations based upon various actuarial assumptions, including expected long-term rates of return on plan assets, discount rates, employee turnover, and mortality rates. Actuarial gains or losses arise from actual returns on plan assets being different from expected returns and from changes in assumptions used to calculate the projected benefit obligation each year. The defined benefit obligation may also be adjusted for any plan amendments. Such actuarial gains and losses and adjustments resulting from plan amendments are deferred within accumulated other comprehensive income (loss), net of tax.

The amortization of actuarial gains and losses is determined by using a 10% corridor of the greater of the fair value of plan assets or the defined benefit obligation. Total unamortized actuarial gains and losses in excess of the corridor are amortized over the average remaining future service. For plans with no active employees, they are amortized over the average life expectancy of plan participants. Adjustments resulting from plan amendments are generally amortized over the average remaining future service of plan participants at the time of the plan amendment.

All components of net periodic pension benefit (costs), other than service cost, is recognized within other income (expense), net, on the Company’s consolidated statements of operations. Service cost is recognized as a component of salaries and wages on the Company’s consolidated statements of operations.

Interest Expense and Interest Income

Interest expense is primarily comprised of interest expense on debt including the amortization of debt discount and debt issuance costs, calculated using the effective interest method.

Interest income is comprised of interest earned from bank deposits.

Foreign Currency Translations and Transaction Gain (Loss)

On consolidation, assets and liabilities of subsidiaries having non-U.S. dollar functional currencies are translated into U.S. dollars based upon exchange rates prevailing at the end of each reporting period and the subsidiaries’ results of operations are translated in U.S. dollars at the spot/daily exchange rates. The resulting translation adjustments are included in accumulated other comprehensive income (loss), a component of total equity on the Company’s consolidated balance sheets, as currency translation adjustments. Translation adjustments are reclassified to earnings upon the sale or substantial liquidation of investments in foreign operations.

Gains and losses related to transactions in a currency other than the functional currency or upon remeasurement of non-functional currency denominated monetary assets and liabilities into functional currency are reported within other income (expense), net, in the Company’s consolidated statements of operations.

Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing the net income (loss) available to the Company’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share is computed by dividing the net income available to the Company’s ordinary shareholders by the weighted average number of ordinary shares outstanding and potentially dilutive securities outstanding during the period. Potentially dilutive securities include stock options, calculated using the treasury stock method. Potentially dilutive securities are excluded from the computations of diluted earnings per share if their effect of inclusion would be antidilutive.

Recently Adopted Accounting Pronouncements

There were no new accounting standards adopted by the Company during the year ended December 31, 2021.

Recent Accounting Pronouncements — Not Yet Adopted

Income Taxes

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2019-12, “Income taxes (Topic 740): Simplifying the Accounting for Income Taxes” that amends the guidance to simplify accounting for income taxes, including elimination of certain exceptions in current guidance related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences, ownership changes in investments (changes from a subsidiary to equity method investments and vice versa), etc. This guidance is effective for the Company from fiscal years beginning after December 15, 2021, with early adoption permitted. The Company does not expect a material impact on its consolidated financial statements upon the adoption of this guidance.

Credit Losses

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”, a new guidance on the measurement of credit losses for financial assets measured at amortized cost, which includes accounts receivable. The new guidance replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The adoption date of this guidance was subsequently deferred by one year and is now effective for the Company for annual periods beginning after December 15, 2022, including interim periods within those annual periods. The Company is currently evaluating the impact of the adoption of the guidance on its consolidated financial statements.

Reference rate reforms

In March 2020, the FASB issued ASU No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides expedients and exceptions to existing guidance on contract modifications and hedge accounting that is optional to facilitate the market transition from a reference rate, including the London Interbank Offered Rate (“LIBOR”) expected to be discontinued because of reference rate reform, to a new reference rate. The provisions of this ASU would impact contract modifications and other changes that occur while LIBOR is phased out. The guidance is effective upon issuance and generally can be applied to applicable contract modifications through December 31, 2022. The Company is in the process of evaluating the optional relief guidance provided within this ASU and is also reviewing its debt instrument that utilizes LIBOR as the reference rate. The Company will continue to evaluate and monitor developments and its assessment of this guidance during the LIBOR transition period.

Freestanding Equity-Classified Written Call Options

In May 2021, the FASB issued ASU No. 2021-04, “Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options” which provides a principles-based framework for issuers to account for a modification or exchange of freestanding equity-classified written call options. The new guidance clarifies that to the extent applicable, issuers should first reference other accounting principles to account for the effect of a modification. If other accounting principles are not applicable, the guidance clarifies whether to account for the modification or exchange as (1) an adjustment to equity, with the related earnings per share implications, or (2) an expense, and if so, the manner and pattern of recognition. The accounting depends on the substance of the transaction, such as whether the modification or exchange is the result of raising equity, a financing transaction, or some other event. The new guidance is effective for annual periods beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted. The Company expects the adoption of this guidance to have no material impact on the Company’s consolidated financial statements.

Contracts with Customers Acquired in a Business Combination

In October 2021, the FASB issued ASU No. 2021-08, “Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” to add contract assets and contract liabilities acquired in a business combination to the list of exceptions to the recognition and measurement principles that apply to business combinations and to require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with the revenue recognition guidance. This updated guidance amends the current business combination guidance where an acquirer generally recognizes such items at fair value on the acquisition date. The guidance is effective for the Company for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, and is to be applied prospectively to all business combinations that occur on or after the date of initial application. The Company is currently evaluating the impact of the adoption of the guidance on its consolidated financial statements.

Disclosures about Government Assistance

In November 2021, the FASB issued ASU No. 2021-10, “Disclosures by Business Entities about Government Assistance” which provides for disclosures by business entities about government assistance. The amendments in this update require disclosures about transactions with a government that have been accounted for by analogizing to a grant or contribution accounting model to increase transparency about (1) the nature and types of transactions, (2) the accounting for the transactions, and (3) the effect of the transactions on an entity’s financial statements. The guidance is effective for the Company for annual periods beginning after December 15, 2021, with early application permitted, and can be applied either prospectively or retrospectively. The Company does not expect that adoption of this guidance will have any material impact on the consolidated financial statements of the Company.

Apollo Strategic Growth Capital
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 —  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

Certain information and note disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) have been condensed. As such, the information included in these condensed financial statements should be read in conjunction with the Annual Report on Form 10-K for the fiscal year ended December 31, 2021, as filed with the SEC on March 1, 2022. In the opinion of the Company’s management, these condensed financial statements include all adjustments, which are only of a normal and recurring nature, necessary for a fair statement of the financial position of the Company as of March 31, 2022 and its results of operations and cash flows for the three months ended March 31, 2022. The results of operations for the three months ended March 31, 2022 are not necessarily indicative of the results to be expected for the full fiscal year ending December 31, 2022.

Use of Estimates

The preparation of condensed financial statements in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the condensed financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates. One of the more significant accounting estimates included in these condensed financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Offering Costs Associated with the Public Offering

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A — “Expenses of Offering.” Offering costs of $800,877 consist principally of costs incurred in connection with formation and preparation for the Public Offering. These costs, together with the underwriter discount of $44,924,550, were charged to temporary equity upon completion of the Public Offering and exercise of the underwriters’ overallotment option.

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC 480, “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption are classified as liability instruments and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at March 31, 2022 and December 31, 2021, Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s condensed balance sheets.

Effective with the closing of the Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable Class A ordinary shares resulted in charges against additional paid-in capital.

At March 31, 2022, the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$816,810,000
Less:
Proceeds allocated to Public Warrants	(39,745,978)
Class A ordinary shares issuance costs	(44,871,756)
Plus:
Accretion of carrying value to redemption value	84,617,734
Class A ordinary shares subject to possible redemption	$816,810,000

During the three months ended March 21, 2022, the Company did not make any adjustments to the redemption value of the Class A shares subject to possible redemption.

Income Taxes

ASC 740, “Income Taxes,” prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. There were no unrecognized tax benefits as of March 31, 2022 and December 31, 2021. Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s condensed financial statements.

Net Income (Loss) per Ordinary Share

The Company complies with accounting and disclosure requirements of ASC 260, “Earnings Per Share.” Net income (loss) per ordinary share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the period. The Company applies the two-class method in calculating earnings per share and allocates income/loss on a pro rata basis. Accretion associated with the redeemable Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.

The calculation of diluted income (loss) per share does not consider the effect of the warrants issued in connection with the (i) Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. As of March 31, 2022 and 2021, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted net income (loss) per ordinary share is the same as basic net income (loss) per ordinary share for the periods presented.

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share for the three months ended March 31, 2022 and 2021.

	Three Months Ended		Three Months Ended
	March 31, 2022		March 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$(4,261,175)	$(1,065,294)	$16,226,517	$4,056,629
Denominator:
Basic and diluted weighted average shares outstanding	81,681,000	20,420,250	81,681,000	20,420,250

Basic and diluted net income (loss) per ordinary share	$(0.05)	$(0.05)	$0.20	$0.20

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815, “Derivatives and Hedging.” The Company’s derivative instruments are recorded at fair value as of the Public Offering (October 6, 2020) and re-valued at each reporting date, with changes in the fair value reported in the condensed statements of operations. Derivative assets and liabilities are classified on the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The Company has determined the Warrants are a derivative instrument. As the Warrants meet the definition of a derivative the Warrants are measured at fair value at issuance and at each reporting date in accordance with ASC 820, “Fair Value Measurement,” with changes in fair value recognized in the statement of operations in the period of change.

Warrant Instruments

The Company accounts for the Warrants issued in connection with the Public Offering and Private Placement in accordance with the guidance contained in ASC 815, “Derivatives and Hedging,” whereby under that provision the Warrants do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the Warrants as a liability at fair value and adjust the instrument to fair value at each reporting period. This liability will be re-measured at each balance sheet date until the Warrants are exercised or expire, and any change in fair value will be recognized in the Company’s statement of operations. Upon consummation of the Public Offering, the fair value of Warrants were estimated using a Monte Carlo simulation for the Public Warrants and a modified Black-Scholes model for the Private Placement Warrants. The valuation model utilizes inputs and other assumptions and may not be reflective of the price at which they can be settled. Such Warrant classification is also subject to re-evaluation at each reporting period. As of both March 31, 2022 and December 31, 2021, the Public Warrants were valued using the publicly available price for the Warrants and are classified as Level 1 on the Fair Value Hierarchy. As of both March 31, 2022 and December 31, 2021, the Company used a modified Black-Scholes model to value the Private Placement Warrants.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid to transfer of a liability, in an orderly transaction between market participants at the measurement date. US GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

As of March 31, 2022 and December 31, 2021, the carrying values of cash, prepaid expenses, accounts payable and accrued offering costs, advances from related parties and notes payable approximate their fair values primarily due to the short-term nature of the instruments. The Company’s investments held in Trust Account are comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in a money market funds that comprise only U.S. treasury securities and are recognized at fair value.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements of the Company are presented in U.S. dollars in conformity with GAAP and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Investments Held in Trust Account

The Company’s portfolio of investments held in the Trust Account is comprised of cash and U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these investments are included in net gain from investments held in Trust Account in the accompanying statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Offering Costs Associated with the Public Offering

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A — “Expenses of Offering.” Offering costs of $800,877 consist principally of costs incurred in connection with formation and preparation for the Public Offering. These costs, together with the underwriter discount of $44,924,550, were charged to temporary equity upon completion of the Public Offering and exercise of the underwriters’ overallotment option. In addition, $2,344,508 of costs allocated to the Public Warrants and Private Placement Warrants were included in the statement of operations as a component of other income/(expense).

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC 480, “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption are classified as liability instruments and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2021 and 2020, Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets.

Effective with the closing of the Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable Class A ordinary shares resulted in charges against additional paid-in capital and accumulated deficit.

At December 31, 2021 and 2020, the Class A ordinary shares reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$816,810,000
Less:
Proceeds allocated to Public Warrants	$(39,745,978)
Class A ordinary shares issuance costs	$(44,871,756)
Plus:
Accretion of carrying value to redemption value	$84,617,734
Class A ordinary shares subject to possible redemption	$816,810,000

Income Taxes

ASC 740, “Income Taxes,” prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. There were no unrecognized tax benefits as of December 31, 2021, 2020 and 2019. Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements.

Net Income (Loss) per Ordinary Share

The Company complies with accounting and disclosure requirements of ASC 260, “Earnings Per Share.” Net income (loss) per ordinary share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the period. The Company applies the two-class method in calculating earnings per share and allocates income/loss on a pro rata basis. Accretion associated with the redeemable Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.

The calculation of diluted income (loss) per share does not consider the effect of the warrants issued in connection with the (i) Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. As of December 31, 2021 and 2020, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted net income (loss) per ordinary share is the same as basic net loss per ordinary share for the periods presented.

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share for the years ended December 31, 2021 and 2020. The Company did not have any Class A ordinary shares outstanding as of December 31, 2019:

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$4,959,912	$1,239,978	$(9,780,661)	$(9,861,099)
Denominator:
Basic and diluted weighted average shares outstanding	81,681,000	20,420,250	18,828,526	18,983,377
Basic and diluted net income (loss) per ordinary share	$0.06	$0.06	$(0.52)	$(0.52)

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815, “Derivatives and Hedging.” The Company’s derivative instruments are recorded at fair value as of the Public Offering (October 6, 2020) and re-valued at each reporting date, with changes in the fair value reported in the statements of operations. Derivative assets and liabilities are classified on the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The Company has determined the Warrants are a derivative instrument. As the Warrants meet the definition of a derivative the Warrants are measured at fair value at issuance and at each reporting date in accordance with ASC 820, “Fair Value Measurement,” with changes in fair value recognized in the statement of operations in the period of change.

Warrant Instruments

The Company accounts for the Warrants issued in connection with the Public Offering and Private Placement in accordance with the guidance contained in ASC 815, “Derivatives and Hedging,” whereby under that provision the Warrants do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the Warrants as a liability at fair value and adjust the instrument to fair value at each reporting period. This liability will be re-measured at each balance sheet date until the Warrants are exercised or expire, and any change in fair value will be recognized in the Company’s statement of operations. Upon consummation of the Public Offering, the fair value of Warrants were estimated using a Monte Carlo simulation for the Public Warrants and a modified Black-Scholes model for the Private Placement Warrants. The valuation model utilizes inputs and other assumptions and may not be reflective of the price at which they can be settled. Such Warrant classification is also subject to re-evaluation at each reporting period. As of both December 31, 2021 and 2020, the Public Warrants were valued using the publicly available price for the Warrant and are classified as Level 1 on the Fair Value Hierarchy. As of both December 31, 2021 and 2020, the Company used a modified Black-Scholes model to value the Private Placement Warrants.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid to transfer of a liability, in an orderly transaction between market participants at the measurement date. US GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

As of December 31, 2021, 2020 and 2019, the carrying values of cash, prepaid expenses, accounts payable and accrued offering costs, advances from related parties and notes payable approximate their fair values primarily due to the short-term nature of the instruments. The Company’s investments held in Trust Account are comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in a money market funds that comprise only U.S. treasury securities and are recognized at fair value.

Recent Accounting Standards

In August 2020, the FASB issued ASU No. 2020-06, Debt -Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging -Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity's Own Equity ("ASU 2020-06"), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company adopted ASU 2020-06 on January 1, 2021. Adoption of the ASU did not impact the Company's financial position, results of operations or cash flows.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.